SHAREHOLDERS' EQUITY (Details) - Stock options granted not under 2003 Share Plan and 2010 Share Plan - Range Of Exercise Prices $2.58 To $5.56 [Member] - Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
12 Months Ended
Oct. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding and Exercisable, Number | shares	1,780,000
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	5 years 277 days
Options Outstanding and Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.70